Investment in Cauchari-Olaroz Project - Schedule of Reconciliation of the Summarized Financial Information For Minera Exar and Exar Capital to Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Net assets	$ 211,915	$ 244,751
Company's share of net assets	94,938	109,648
Elimination of capitalized intercompany interest	(133,512)	(96,682)
Expenditures incurred by the Company in connection to the investee	12,531	10,490
Unrecognized losses	26,043
Carrying value	0	23,456
Exar Capital B.V.
Disclosure Of Joint Ventures [Line Items]
Net assets	67,182	73,724
Company's share of net assets	32,919	36,125
Carrying value	$ 32,919	$ 36,125